INVESTMENTS IN DEBT AND EQUITY SECURITIES (Tables)	6 Months Ended
Jun. 30, 2019
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Table Text Block]

	Six months ended June 30, 2019			Year ended December 31, 2018
(in thousands of $)	Amortised Cost	Unrealised gains/(losses)*	Fair value	Amortised Cost	Unrealised gains/(losses)*	Fair value
Corporate bonds:
NorAm Drilling	4,423	477	4,900	4,715	477	5,192
Oro Negro Bond	7,886	(168)	7,718	7,886	167	8,053
Oro Negro Super Senior Bond	1,564	39	1,603	—	—	—
Total corporate bonds	13,873	348	14,221	12,601	644	13,245
Total equity securities	73,929	27,408	101,337	63,633	10,296	73,929
Total Investments	87,802	27,756	115,558	76,234	10,940	87,174
* This includes foreign currency gains or losses on non U.S. dollar denominated equity investments in addition to the changes in the fair value from market prices movements.